UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AGIC Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2013

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2012 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—45.3%
	Advertising—0.7%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$6,707,450

	Airlines—0.6%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	6,351,562

	Auto Manufacturers—0.8%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,197,313

	Banks—0.6%
5,700	Capital One Capital V, 10.25%, 8/15/39	5,757,000

	Building Products—0.3%
3,100	Gibraltar Industries, Inc., 8.00%, 12/1/15	3,159,287

	Commercial Services—3.2%
4,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	4,620,000
11,500	Cenveo Corp., 11.50%, 5/15/17	9,559,375
5,705	DynCorp International, Inc., 10.375%, 7/1/17	5,063,187
11,000	National Money Mart Co., 10.375%, 12/15/16	12,237,500

		31,480,062

	Construction & Engineering—1.0%
9,695	MasTec, Inc., 7.625%, 2/1/17	10,034,325

	Consumer Finance—0.5%
5,775	Springleaf Finance Corp., 6.90%, 12/15/17	5,154,188

	Diversified Consumer Services—0.5%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,486,075

	Diversified Financial Services—2.1%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	9,832,875
7,130	12.75%, 5/1/20 (a)(b)	7,236,950
3,995	International Lease Finance Corp., 6.375%, 3/25/13	4,054,925

		21,124,750

	Diversified Telecommunications—1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,429,125

	Electric—0.4%
	Texas Competitive Electric Holdings Co. LLC,
750	11.50%, 10/1/20 (a)(b)	558,750
10,800	15.00%, 4/1/21	3,091,500

		3,650,250

	Electrical Components & Equipment—1.5%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,400,100

	Electronic Equipment, Instruments & Components—0.8%
7,725	Kemet Corp., 10.50%, 5/1/18	7,725,000

	Electronics—0.2%
1,700	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,976,250

	Energy Equipment & Services—1.1%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,652,063

	Health Care Providers & Services—1.0%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,451,875

	Hotels, Restaurants & Leisure—2.1%
9,120	DineEquity, Inc., 9.50%, 10/30/18	10,362,600
8,405	MGM Resorts International, 11.375%, 3/1/18	10,022,963

		20,385,563

	Household Durables—1.0%
5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	5,246,800
3,950	Jarden Corp., 7.50%, 5/1/17	4,468,437

		9,715,237

	Household Products/Wares—0.8%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,104,650

	Internet Software & Services—1.0%
9,060	Earthlink, Inc., 8.875%, 5/15/19	9,513,000

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,063,150

	IT Services—0.3%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,758,825

	Leisure Time—1.6%
	NCL Corp. Ltd.,
1,000	9.50%, 11/15/18	1,108,750
9,900	11.75%, 11/15/16	11,286,000
8,855	Travelport LLC, 11.875%, 9/1/16	3,320,625

		15,715,375

	Lodging—0.9%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	9,041,050

	Machinery—0.1%
1,000	Navistar International Corp., 8.25%, 11/1/21	960,000

	Media—1.5%
6,655	McClatchy Co., 11.50%, 2/15/17	7,370,412
6,750	Media General, Inc., 11.75%, 2/15/17	7,779,375

		15,149,787

	Metals & Mining—0.4%
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,221,713

	Miscellaneous Manufacturing—0.9%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	9,084,250

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil & Gas—2.1%
$9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	$10,249,125
9,280	United Refining Co., 10.50%, 2/28/18	10,208,000

		20,457,125

	Oil, Gas & Consumable Fuels—2.3%
5,700	Endeavour International Corp., 12.00%, 3/1/18 (a)(b)	6,213,000
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16	9,493,750
6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	6,901,650

		22,608,400

	Personal Products—0.1%
780	Revlon Consumer Products Corp., 9.75%, 11/15/15	824,850

	Retail—1.5%
11,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,906,329
2,850	Toys “R” Us, Inc., 10.375%, 8/15/17	2,931,937

		14,838,266

	Semiconductors & Semiconductor Equipment—1.2%
2,030	Advanced Micro Devices, Inc., 8.125%, 12/15/17	1,903,125
	Freescale Semiconductor, Inc.,
5,035	10.125%, 3/15/18 (a)(b)	5,488,150
4,345	10.75%, 8/1/20	4,578,544

		11,969,819

	Software—1.2%
	First Data Corp.,
8,440	9.875%, 9/24/15	8,672,100
2,850	12.625%, 1/15/21	3,013,875

		11,685,975

	Specialty Retail—0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,326,400

	Telecommunications—3.9%
7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,865,200
5,665	Consolidated Communications Finance Co., 10.875%, 6/1/20 (a)(b)	6,118,200
9,115	ITC Deltacom, Inc., 10.50%, 4/1/16	9,798,625
5,090	NII Capital Corp., 8.875%, 12/15/19	3,664,800
10,480	West Corp., 11.00%, 10/15/16	10,977,800

		38,424,625

	Textiles, Apparel & Luxury Goods—0.8%
7,540	Fifth & Pacific Co., Inc., 10.50%, 4/15/19 (a)(b)	8,388,250

	Trading Companies & Distribution—0.7%
6,075	Aircastle Ltd., 9.75%, 8/1/18	6,895,125

	Transportation—2.0%
9,050	Quality Distribution LLC, 9.875%, 11/1/18	9,819,250
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,514,050

		19,333,300

	Wireless Telecommunication Services—1.6%
6,050	Crown Castle International Corp., 9.00%, 1/15/15	6,450,813
6,705	Sprint Nextel Corp., 11.50%, 11/15/21	9,026,606

		15,477,419

	Total Corporate Bonds & Notes (cost-$446,726,450)	447,678,829

Shares
CONVERTIBLE PREFERRED STOCK—28.0%
	Aerospace & Defense—0.7%
122,835	United Technologies Corp., 7.50%, 8/1/15	6,721,531

	Airlines—1.1%
313,435	Continental Airlines Finance Trust II, 6.00%, 11/14/30	10,539,252

	Auto Components—1.1%
233,475	Goodyear Tire & Rubber Co., 5.875%, 3/31/14	10,492,367

	Automobiles—1.4%
350,845	General Motors Co., 4.75%, 12/1/13, Ser. B	14,198,697

	Capital Markets—2.2%
194,135	AMG Capital Trust I, 5.10%, 4/15/36	10,422,623
336,835	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (c)	11,612,723

		22,035,346

	Commercial Banks—2.1%
81,250	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	11,288,672
8,100	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	10,011,600

		21,300,272

	Commercial Services & Supplies—1.0%
179,490	United Rentals, Inc., 6.50%, 8/1/28	9,585,879

	Diversified Financial Services—2.3%
15,075	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	16,778,475
62,330	Citigroup, Inc., 7.50%, 12/15/12	6,254,815

		23,033,290

	Electric Utilities—2.3%
	NextEra Energy, Inc.,
195,425	5.599%, 6/1/15	10,162,100
25,000	7.00%, 9/1/13	1,337,500
207,365	PPL Corp., 9.50%, 7/1/13	11,176,973

		22,676,573

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
	Health Care Providers & Services—1.2%
11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	$11,867,310

	Insurance—0.7%
163,650	MetLife, Inc., 5.00%, 9/4/13	7,297,154

	IT Services—0.9%
167,530	Unisys Corp., 6.25%, 3/1/14	8,929,349

	Machinery—0.6%
46,140	Stanley Black & Decker, Inc., 4.75%, 11/17/15	5,564,023

	Metals & Mining—0.3%
160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/12/15	2,608,000

	Multi-Utilities—1.2%
239,645	AES Trust III, 6.75%, 10/15/29	11,958,285

	Oil, Gas & Consumable Fuels—2.3%
220,325	Apache Corp., 6.00%, 8/1/13	9,789,040
119,250	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	8,928,844
124,235	PetroQuest Energy, Inc., 6.875%, 12/31/49 (d)	4,157,996

		22,875,880

	Professional Services—0.9%
170,790	Nielsen Holdings NV, 6.25%, 2/1/13	9,057,199

	Real Estate Investment Trust—4.1%
439,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	11,630,065
707,605	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	16,911,759
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	11,727,816

		40,269,640

	Road & Rail—1.6%
1,791,220	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	15,865,731

	Total Convertible Preferred Stock (cost-$272,806,334)	276,875,778

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—24.5%
	Aerospace & Defense—1.2%
$9,325	GenCorp, Inc., 4.063%, 12/31/39	11,493,062

	Biotechnology—0.2%
1,135	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	1,733,712

	Capital Markets—2.4%
10,755	Ares Capital Corp., 5.75%, 2/1/16	11,608,678
13,195	BGC Partners, Inc., 4.50%, 7/15/16	12,023,944

		23,632,622

	Coal—0.8%
8,405	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	7,990,003

	Commercial Services—1.0%
11,415	Cenveo Corp., 7.00%, 5/15/17 (a)(b)	10,209,291

	Construction Materials—0.8%
7,645	Cemex SAB de CV, 4.875%, 3/15/15	7,874,350

	Diversified Telecommunication Services—1.0%
9,080	Level 3 Communications, Inc., 15.00%, 1/15/13	9,477,250

	Electrical Equipment—1.0%
9,100	EnerSys, 3.375%, 6/1/38 (e)	10,317,125

	Electronic Equipment, Instruments & Components—0.7%
5,920	Anixter International, Inc., 1.00%, 2/15/13	6,541,600

	Health Care Equipment & Supplies—0.5%
6,125	NuVasive, Inc., 2.75%, 7/1/17	5,256,016

	Hotels, Restaurants & Leisure—2.0%
9,075	MGM Resorts International, 4.25%, 4/15/15	9,262,172
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	11,044,500

		20,306,672

	Household Durables—0.1%
440	Ryland Group, Inc., 1.625%, 5/15/18	568,150

	Iron/Steel—0.1%
565	AK Steel Corp., 5.00%, 11/15/19	583,363

	IT Services—1.1%
6,175	Alliance Data Systems Corp., 1.75%, 8/1/13	11,246,219

	Machinery—3.9%
11,535	Greenbrier Cos, Inc., 3.50%, 4/1/18	11,015,925
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	11,824,800
5,655	7.875%, 3/1/26 (a)(b)	5,125,692
11,335	Navistar International Corp., 3.00%, 10/15/14	10,428,200

		38,394,617

	Marine—0.4%
4,805	DryShips, Inc., 5.00%, 12/1/14	3,756,909

	Media—1.2%
8,540	Liberty Interactive LLC, 3.125%, 3/30/23	12,297,600

	Oil, Gas & Consumable Fuels—1.8%
565	Alpha Natural Resources, Inc., 2.375%, 4/15/15	509,207
8,175	Endeavour International Corp., 5.50%, 7/15/16	7,112,250
3,685	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	4,131,806
6,635	Peabody Energy Corp., 4.75%, 12/15/41	6,066,878

		17,820,141

	Pharmaceuticals—0.2%
1,000	Akorn, Inc., 3.50%, 6/1/16	1,691,250

AGIC Convertible & Income Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate Investment Trust—0.9%
$8,150	Boston Properties LP, 3.75%, 5/15/36	$8,847,844

	Semiconductors & Semiconductor Equipment—0.9%
9,920	SunPower Corp., 4.75%, 4/15/14	9,399,200

	Software—1.6%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	8,441,387
7,490	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (a)(b)	7,040,600

		15,481,987

	Tobacco—0.6%
5,950	Vector Group Ltd., 2.50%, 1/15/19 (f)	6,492,938

	Trading Companies & Distributors—0.1%
1,500	Titan Machinery, Inc., 3.75%, 5/1/19 (a)(b)	1,369,687

	Total Convertible Bonds & Notes (cost- $218,074,622)	242,781,608

SHORT-TERM INVESTMENT—2.2%
	Time Deposit—2.2%
21,396	The Bank of New York Mellon Corp.-Grand Cayman, 0.03%, 12/3/12 (cost- $21,395,874)	21,395,874

	Total Investments (cost- $959,003,280) (g)—100.0%	$988,732,089

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to the Investment Manager and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $84,975,038, representing 8.6% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $961,713,748. Gross unrealized appreciation was $80,431,481, gross unrealized depreciation was $53,413,140 and net unrealized appreciation was $27,018,341. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risk and default rates or other market corroborated inputs.

• Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2012 were intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at November 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/2012
Investments in Securities—Assets
Corporate Bonds & Notes	—	$447,678,829		$447,678,829
Convertible Preferred Stock:
Airlines	—	10,539,252	—	10,539,252
Capital Markets	—	10,422,623	$11,612,723	22,035,346
Commercial Banks	$10,011,600	11,288,672	—	21,300,272
Commercial Services & Supplies	—	9,585,879	—	9,585,879
Health Care Providers & Services	—	11,867,310	—	11,867,310
Oil, Gas & Consumable Fuels	9,789,040	13,086,840	—	22,875,880
Professional Services	—	9,057,199	—	9,057,199
Road & Rail	—	15,865,731	—	15,865,731
All Other	153,748,909	—	—	153,748,909
Convertible Bonds & Notes	—	242,781,608	—	242,781,608
Short-Term Investment	—	21,395,874	—	21,395,874

Totals	$173,549,549	$803,569,817	$11,612,723	$988,732,089

At November 30, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/12
Investments in Securities—Assets
Convertible Preferred Stock:
Capital Markets	$10,038,528	$14,162,877	$(9,978,814)	—	$(1,446,688)	$(1,163,180)	—	—	$11,612,723

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at November 30, 2012 was $(2,550,154).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2013

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2013